================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Seymour L. Goldblatt
Title:  Managing Member
Phone:  212-421-2155

Signature, Place, and Date of Signing:

     /s/ Seymour L. Goldblatt
----------------------------------  New York, New York    February 8, 2013
           [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]    NONE

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 1
                                         -----------
Form 13F Information Table Entry Total:           62
                                         -----------
Form 13F Information Table Value Total:  $   220,777
                                         -----------
                                         (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 -- S Squared Capital II Management, LLC

                                  FORM 13F                           (SEC USE ONLY)
Page 1 of 3  Name of Reporting Manager S SQUARED TECHNOLOGY, LLC  December 31, 2012

                               Item 2:             Item 4:     Item 5:                            Item 7
                                Title   Item 3:  Fair Market  Shares of          Item 6          Managers         Item 8:
           Item 1:               of      CUSIP      Value     Principal        Investment       See Instr.   Voting Authority
       Name of Issuer           Class   Number    (x$1000)     Amount          Discretion           V            (Shares)
        --------------         ------- --------- ----------- ------------ --------------------- ---------- ---------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined    (c)
                                                                          (a)     in    Shared-              (a)      (b)   (c)
                                                                          Sole Instr. V  Other               Sole    Shared None
                                                                          ---- -------- -------            --------- ------ ----
ABSOLUTE SOFTWARE CORPORATION    COM   00386B109     9,360   1,846,500 SH  X                               1,846,500
ACME PACKET INC                  COM   004764108     5,946     268,800 SH  X                                 268,800
ACQUITY GROUP LTD                ADR   00489C103       271      35,200 SH  X                                  35,200
ATMEL CORP                       COM   049513104       678     103,500 SH  X                                 103,500
BRIGHTCOVE, INC.                 COM   10921T101     2,158     238,700 SH  X                                 238,700
CALIX INC                        COM   13100M509    14,697   1,911,200 SH         X                 01     1,911,200
CALLIDUS SOFTWARE                COM   13123E500    10,772   2,372,683 SH         X                 01     2,372,683
CANADIAN SOLAR INC               COM   136635109     1,190     350,000 SH  X                                 350,000
CHIPMOS TECHNOLOGIES             COM   G2110R106     2,205     190,000 SH  X                                 190,000
CIENA                            COM   171779101       929      59,200 SH  X                                  59,200
COMVERSE TECHNOLOGY INC          COM   20585P105     3,755     131,620 SH  X                                 131,620
CONSTANT CONTACT INC             COM   210313102     1,208      85,000 SH  X                                  85,000
DEMAND MEDIA INC                 COM   24802N109     6,081     654,600 SH  X                                 654,600
E2OPEN INC.                      COM   29788A104       991      70,000 SH  X                                  70,000
EGAIN COMMUNICATIONS CORP        COM   28225C806       746     165,700 SH  X                                 165,700
ENERNOC Inc                      COM   292764107     2,992     254,600 SH  X                                 254,600
FORTINET INC                     COM   34959E109       589      28,000 SH  X                                  28,000
GLUE MOBILE INC                  COM   379890106     2,964   1,300,000 SH  X                               1,300,000
GSE SYSTEMS INC                  COM   36227K106     3,220   1,490,800 SH  X                               1,490,800
GUIDANCE SOFTWARE INC            COM   401692108     4,494     378,600 SH  X                                 378,600
HARMONIC                         COM   413160102     5,809   1,145,751 SH         X                 01     1,145,751
INCONTACT INC                    COM   45336E109     2,680     517,400 SH  X                                 517,400
INFORMATICA CORP                 COM   45666Q102     1,749      57,700 SH  X                                  57,700
INPHI CORP                       COM   45772F107     7,379     770,300 SH         X                 01       770,300
INTER-NAP NETWORK                COM   45885A300    10,050   1,451,000 SH  X                               1,451,000
IXIA                             COM   45071r109     3,674     216,400 SH  X                                 216,400
KEYNOTE SYS INC                  COM   493308100     3,341     237,100 SH  X                                 237,100
KVH INDUSTRIES INCI              COM   482738101     3,038     217,300 SH  X                                 217,300
LAM RESEARCH CORP                COM   512807108     1,474      40,800 SH  X                                  40,800
LINEAR TECHNOLOGY CORP           COM   535678106     1,355      39,500 SH  X                                  39,500
LIQUIDITY SERVICES INC.          COM   53635B107     2,378      58,203 SH  X                                  58,203
LOGMEIN INC                      COM   54142L109     4,554     203,200 SH  X                                 203,200
COLUMN TOTAL                                       122,727

                                  FORM 13F                           (SEC USE ONLY)
Page 2 of 3  Name of Reporting Manager S SQUARED TECHNOLOGY, LLC  December 31, 2012

                                 Item 2:             Item 4:     Item 5:                           Item 7
                                  Title   Item 3:  Fair Market  Shares of          Item 6         Managers         Item 8:
            Item 1:                of      CUSIP      Value     Principal        Investment      See Instr.   Voting Authority
        Name of Issuer            Class   Number    (x$1000)     Amount          Discretion          V            (Shares)
         --------------          ------- --------- ----------- ------------ -------------------- ---------- ---------------------
                                                                                   (b)
                                                                                  Shared
                                                                                   -As
                                                                                 Defined   (c)
                                                                            (a)     in    Shared              (a)      (b)   (c)
                                                                            Sole Instr. V -Other              Sole    Shared None
                                                                            ---- -------- ------            --------- ------ ----
MATTERSIGHT CORPORATION           COM    577097108    4,024      809,625 SH         X                01       809,625
MAXIM INTERGRATED                 COM    57772K101    1,570       53,400 SH  X                                 53,400
MICROSTRATEGY INC.                COM    594972408    5,257       56,300 SH  X                                 56,300
NEOPHOTONICS CORPORATION          COM    64051T100    3,519      613,000 SH  X                                613,000
NQ MOBILE INC                     ADR    64118U108    3,039      503,200 SH  X                                503,200
NUANCE COMMUNICATIONS             COM    67020Y100      645       28,900 SH  X                                 28,900
NVIDIA CORP                       COM    67066G104    1,333      108,700 SH  X                                108,700
OPLINK COMMUNICATIONS             COM    68375Q106    4,864      312,200 SH  X                                312,200
PARAMETRIC TECH CORP              COM    699173209    1,310       58,200 SH  X                                 58,200
POWER SOLUTIONS INT'L             COM    74437C101      707       43,700 SH  X                                 43,700
PROGRESS SOFTWARE CORP            COM    743312100    6,121      291,600 SH  X                                291,600
PROOFPOINT INC                    COM    743424103    3,232      262,574 SH  X                                262,574
REAL NETWORKS INC                 COM    75605L708   17,741    2,346,749 SH         X                01     2,346,749
REALD INC                         COM    75604L105    6,632      591,600 SH  X                                591,600
RESVERLOGIX CORP                  COM    76128M108      855      537,600 SH         X                01       537,600
RESVERLOGIX CORP RESTRICTED SH    COM    76128M108      486      305,500 SH  X                                305,500
RIVERBED TECHNOLOGY INC           COM    768573107      402       20,400 SH  X                                 20,400
RIVERSTONE NETWORKS               COM    769320995        0    3,877,900 SH         X                01     3,877,900
SABA SOFTWARE INC                 COM    784932600    1,858      212,600 SH  X                                212,600
SANDVINE CORP                     COM    CA8002131    2,632    2,006,100 SH  X                              2,006,100
SILICON LABORATORIES, INC         COM    826919102    1,756       42,000 SH  X                                 42,000
Tree.com Inc                      COM    894675107   13,628      755,831 SH         X                01       755,831
UNWIRED PLANET INC                COM    91531F103    4,693    3,911,138 SH         X                01     3,911,138
WEB.COM GROUP INC                 COM    94733A104   11,432      772,401 SH         X                01       772,401
WEBMEDIABRANDS INC                COM    94770W100      199       98,886 SH  X                                 98,886
ELOYALTY CORP SERIES B CONV PF    CVPF   290152990      115       22,475 SH  X                                 22,475
OCZ TECHNOLOGY WTS EXP 11/01/15   WNT                     0      267,749 SH  X                                267,749
RESVERLOGIX CORP WTS 02/25/16     WNT    73128M132        0      152,750 SH  X                                152,750
WORLD WEB LIMITED WTS SERIES B    WNT                     0       45,400 SH  X                                 45,400
COLUMN TOTAL                                         98,050

Page 3 of 3                                                            31-December 2012
S Squared Technology, LLC
Form 13F - Additions

                                    Item 2:             Item 4:    Item 5:                          Item 7
                                     Title   Item 3:  Fair Market Shares of        Item 6          Managers      Item 8:
             Item 1:                  of      CUSIP      Value    Principal      Investment       See Instr. Voting Authority
          Name of Issuer             Class   Number    (x$1000)    Amount        Discretion           V          (Shares)
          --------------            ------- --------- ----------- --------- --------------------- ---------- ----------------
                                                                                   (b)
                                                                                  Shared
                                                                                   -As
                                                                                 Defined    (c)
                                                                            (a)     in    Shared-            (a)   (b)   (c)
                                                                            Sole Instr. V  Other             Sole Shared None
                                                                            ---- -------- -------            ---- ------ ----
NORTEL NETWORKS                       COM   656568508         0     5 SH     X                                5
TOTAL MARKET VALUE 13F ADDITIONS                              0
TOTAL MARKET VALUE 13F                                  220,777
TOTAL MARKET VALUE 13F & ADDITIONS                      220,777